UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549
                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Fiduciary Asset Management LLC
Address:                 8325 Forsyth Boulevard, Suite 700
                         Clayton, MO  63105

Form 13F File Number: 28-05030

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pam Brown
Title:     Chief Compliance Officer
Phone:     314-446-6763

Signature, Place, and Date of Signing:


/s/ Wiley Angell                       Clayton, MO              02/1/2013
___________________________        _______________         __________

      [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               100

Form 13F Information Table Value Total:             $368,698

                                                    (thousands)

List of Other Included Mangers:

No.      Form 13F File #            Name

04       028-10624                  Curian Capital LLC
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Access Midstream Partners LP   COM              00434l109      238     7095 SH       Sole                     7095
Aetna                          COM              00817Y108      385     8310 SH       Sole                     8310
AllianceBernstein Holding LP   COM              01881G106      223    12770 SH       Sole                    12770
Alliant Energy                 COM              018802108       40      912 SH       Sole                      912
Allstate                       COM              020002101       51     1262 SH       Sole                     1262
Altria Group Inc               COM              02209S103       45     1447 SH       Sole                     1447
Apple Inc                      COM              037833100    11280    21197 SH       Sole                    21197
                                                              1118     2100 SH       Defined 04               2100
Argonaut Gold Inc.             COM              04016a101       47     5000 SH       Sole                     5000
AT&T Inc                       COM              00206R102     7619   226028 SH       Sole                   226028
                                                               789    23400 SH       Defined 04              23400
Bank of America                COM              060505104       37     3200 SH       Sole                     3200
Becton Dickinson               COM              075887109       34      433 SH       Sole                      433
Boardwalk Pipeline Partners    COM              096627104      108     4350 SH       Sole                     4350
Boeing                         COM              097023105       26      350 SH       Sole                      350
BP p.l.c.                      COM              055622104      194     4666 SH       Sole                     4666
Bristol-Myers Squibb           COM              110122108      241     7405 SH       Sole                     7405
Buckeye Partners L.P.          COM              118230101     1208    26601 SH       Sole                    26601
Caterpillar                    COM              149123101      902    10070 SH       Sole                    10070
Cenovus Energy Inc             COM              15135U109       40     1200 SH       Sole                     1200
Chevron Corp                   COM              166764100    11835   109443 SH       Sole                   109443
                                                              1363    12600 SH       Defined 04              12600
Cisco Systems                  COM              17275R102     4191   213265 SH       Sole                   213265
                                                               817    41600 SH       Defined 04              41600
Clean Energy Fuels Corporation COM              184499101       12     1000 SH       Sole                     1000
Coach Inc                      COM              189754104     5111    92068 SH       Sole                    92068
                                                               699    12600 SH       Defined 04              12600
Coca Cola                      COM              191216100    38076  1050376 SH       Sole                  1050376
ConocoPhillips                 COM              20825c104     8696   149953 SH       Sole                   149953
                                                              1044    18000 SH       Defined 04              18000
Copano Energy LLC              COM              217202100      236     7465 SH       Sole                     7465
CVD Equipment Corporation      COM              126601103        4      400 SH       Sole                      400
DCP Midstream Partners LP      COM              23311p100     1125    26940 SH       Sole                    26940
Deere & Co.                    COM              244199105     5907    68350 SH       Sole                    68350
                                                               622     7200 SH       Defined 04               7200
Delek Logistics Partners LP    COM              24664t103        3      120 SH       Sole                      120
Dow Chemical                   COM              260543103     5772   178542 SH       Sole                   178542
                                                               582    18000 SH       Defined 04              18000
DTE Energy Holding             COM              233331107      322     5355 SH       Sole                     5355
Duke Energy Corp               COM              26441c105        6      100 SH       Sole                      100
DuPont                         COM              263534109      243     5411 SH       Sole                     5411
El Paso Pipeline Partners, LP  COM              283702108     1514    40945 SH       Sole                    40945
Eli Lilly                      COM              532457108       57     1150 SH       Sole                     1150
Emerson Electric               COM              291011104       15      283 SH       Sole                      283
Enbridge Energy Management, LL COM              29250x103      758    26233 SH       Sole                    26233
Enbridge Energy Partners L.P.  COM              29250R106     1961    70278 SH       Sole                    70278
Energy Transfer Equity, L.P.   COM              29273V100     1786    39260 SH       Sole                    39260
Energy Transfer Partners LP    COM              29273r109      625    14555 SH       Sole                    14555
Enterprise Products Partners L COM              293792107     8251   164766 SH       Sole                   164766
EQT Corporation                COM              26884l109       44      750 SH       Sole                      750
EV Energy Partner LP           COM              26926V107      127     2245 SH       Sole                     2245
Exterran Partners LP           COM              30225N105       23     1140 SH       Sole                     1140
Exxon Mobil                    COM              30231G102      923    10660 SH       Sole                    10660
Fidelity National Information  COM              31620m106       70     1997 SH       Sole                     1997
First Horizon National Corp    COM              320517105        0        1 SH       Sole                        1
FirstEnergy                    COM              337932107      230     5510 SH       Sole                     5510
Focus Graphite, Inc.           COM              34416e106        3     4000 SH       Sole                     4000
Freeport McMoRan Copper        COM              35671D857        4      130 SH       Sole                      130
General Dynamics               COM              369550108       40      575 SH       Sole                      575
General Electric Co            COM              369604103     9612   457935 SH       Sole                   457935
                                                               869    41400 SH       Defined 04              41400
Genesis Energy LP              COM              371927104     1342    37580 SH       Sole                    37580
Gold Standard Ventures Corp    COM                               2     1500 SH       Sole                     1500
GrafTech International Ltd.    COM              384313102        2      200 SH       Sole                      200
Heinz                          COM              423074103    10028   173861 SH       Sole                   173861
                                                              1079    18700 SH       Defined 04              18700
Henry Schein                   COM              806407102      400     4975 SH       Sole                     4975
Home Depot                     COM              437076102     5984    96754 SH       Sole                    96754
                                                               736    11900 SH       Defined 04              11900
Illinois Tool Works            COM              452308109       20      336 SH       Sole                      336
Inergy LP                      COM              456615103      661    36335 SH       Sole                    36335
Intel                          COM              458140100     8854   429403 SH       Sole                   429403
                                                               928    45000 SH       Defined 04              45000
International Fuel Technology  COM              45953X208       11   115860 SH       Sole                   115860
Intl Business Machines         COM              459200101    11777    61485 SH       Sole                    61485
                                                              1034     5400 SH       Defined 04               5400
Johnson & Johnson              COM              478160104     5198    74148 SH       Sole                    74148
                                                               701    10000 SH       Defined 04              10000
Kansas City Southern           COM              485170302       58      700 SH       Sole                      700
Kimberly Clark                 COM              494368103      383     4535 SH       Sole                     4535
Kinder Morgan Energy Partners  COM              494550106     5027    62997 SH       Sole                    62997
Kinder Morgan Inc.             COM              49456b101      609    17235 SH       Sole                    17235
Kinder Morgan Management, LLC  COM              49455U100     1427    18910 SH       Sole                    18910
Kraft Foods Group Inc          COM              50076Q106     8373   184145 SH       Sole                   184145
                                                               678    14900 SH       Defined 04              14900
Lockheed Martin                COM              539830109       60      650 SH       Sole                      650
Magellan Midstream Partners L. COM              559080106     3329    77076 SH       Sole                    77076
Markwest Energy Partners LP    COM              570759100       85     1675 SH       Sole                     1675
McDonalds Corp                 COM              580135101     9771   110774 SH       Sole                   110774
                                                               997    11300 SH       Defined 04              11300
Medtronic                      COM              585055106     5966   145451 SH       Sole                   145451
                                                               587    14300 SH       Defined 04              14300
Merck & Co                     COM              58933Y105      217     5300 SH       Sole                     5300
Microsoft                      COM              594918104    10498   393049 SH       Sole                   393049
                                                              1007    37700 SH       Defined 04              37700
Mindesta, Inc.                 COM              602670101        0     2500 SH       Sole                     2500
Mondelez Int'l Inc             COM              609207105     6658   261578 SH       Sole                   261578
                                                               685    26900 SH       Defined 04              26900
Monsanto                       COM              61166W101       61      644 SH       Sole                      644
MPLX LP                        COM              55336v100      304     9745 SH       Sole                     9745
Northern Graphite Corp.        COM              66516a105        6     5500 SH       Sole                     5500
NuStar Energy  LP              COM              67058H102      204     4807 SH       Sole                     4807
Occidental Petroleum           COM              674599105       11      139 SH       Sole                      139
Oneok Partners LP              COM              68268N103      768    14230 SH       Sole                    14230
P.P.G. Industries              COM              693506107       19      144 SH       Sole                      144
Pepsico                        COM              713448108     6554    95778 SH       Sole                    95778
                                                               862    12600 SH       Defined 04              12600
Pfizer                         COM              717081103    13183   525664 SH       Sole                   525664
                                                              1354    54000 SH       Defined 04              54000
Philip Morris Intl             COM              718172109    12912   154372 SH       Sole                   154372
                                                              1255    15000 SH       Defined 04              15000
Pioneer Southwest Energy Partn COM              72388b106       70     3065 SH       Sole                     3065
Plains All American Pipeline L COM              726503105     4340    95926 SH       Sole                    95926
Procter & Gamble               COM              742718109      272     4000 SH       Sole                     4000
Qualcomm                       COM              747525103     7898   127670 SH       Sole                   127670
                                                               940    15200 SH       Defined 04              15200
Regency Energy Partners LP     COM              75885y107      724    33395 SH       Sole                    33395
Royal Dutch Shell PLC ADR      COM              780259206       48      700 SH       Sole                      700
Sigma Aldrich                  COM              826552101       21      291 SH       Sole                      291
Southcross Energy Partners, L. COM              84130c100        3      120 SH       Sole                      120
SPDR S&P 500 ETF Trust         COM              78462F103     5507    38673 SH       Sole                    38673
                                                              2392    16800 SH       Defined 04              16800
Suburban Propane Partners L.P. COM              864482104      142     3658 SH       Sole                     3658
Targa Resources Partners LP    COM              87611x105      128     3415 SH       Sole                     3415
TC Pipelines, LP               COM              87233q108     1082    26805 SH       Sole                    26805
Teekay Offshore Partners, L.P. COM              y8565J101      207     7940 SH       Sole                     7940
The Blackstone Group LP        COM              09253u108       48     3100 SH       Sole                     3100
Time Warner Cable Inc          COM              88732j207     6668    68610 SH       Sole                    68610
                                                               826     8500 SH       Defined 04               8500
Time Warner Inc.               COM              887317303     1585    33130 SH       Sole                    33130
TJX Companies                  COM              872540109     1906    44900 SH       Sole                    44900
Union Pacific                  COM              907818108    13255   105435 SH       Sole                   105435
                                                              1119     8900 SH       Defined 04               8900
United Parcel Service          COM              911312106      207     2805 SH       Sole                     2805
United Technologies            COM              913017109     6822    83182 SH       Sole                    83182
                                                               730     8900 SH       Defined 04               8900
US Bancorp                     COM              902973304      215     6735 SH       Sole                     6735
Vanguard Mid-Cap ETF           COM              922908629       21      250 SH       Sole                      250
Verizon Comm.                  COM              92343v104     6696   154745 SH       Sole                   154745
                                                               619    14300 SH       Defined 04              14300
Wal-Mart Stores                COM              931142103     7243   106162 SH       Sole                   106162
                                                               737    10800 SH       Defined 04              10800
Western Gas Partners LP        COM              958254104     1343    28195 SH       Sole                    28195
Westport Innovations Inc       COM              960908309       13      500 SH       Sole                      500
Whirlpool                      COM              963320106    11551   113528 SH       Sole                   113528
                                                               987     9700 SH       Defined 04               9700
Williams Partners LP           COM              96950F104     1465    30115 SH       Sole                    30115